ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

(a)                                 AllianceSPEC

On December 1, 2009, the Group acquired 100% equity interest in AllianceSPEC, a professional IT transaction system testing company in Singapore.

The purchase price was $5,751, consisting of:

•                                          Deferred cash consideration of $2,700, which was subsequently paid in 2010;

•                                          Share consideration of $471 (1,500,000 Company’s common shares valued at $0.314 per share, at the acquisition date); and

•                                          Contingent consideration valued at $2,580, which the Group has paid the selling shareholders of AllianceSPEC in September 2011.

The value of the common share and the purchase price allocation of the transaction were determined by the Group with the assistance of an independent valuation firm.  The purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$4,594
Current liabilities	(3,588)
Non-current assets	123
Total	$1,129

Intangible assets acquired:
Contract backlog	248	1 year
Customer base	1,110	5 years
Goodwill	3,502
Deferred tax liability	(238)
Total	$4,622

Total consideration	$5,751

The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

The results of operations of AllianceSPEC have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of the 100% interest in AllianceSPEC, assuming that the acquisition occurred as of January 1, 2008.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2008	2009
	(Unaudited)	(Unaudited)

Net revenues	$105,907	$97,678
Net (loss) income	(9,783)	8,779
Net (loss) income per share
- Basic	$(0.03)	$0.02
- Diluted	$(0.03)	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(b)                                 Horizon

On February 1, 2010, the Group acquired 100% equity interest in Horizon, a professional IT company based in China.

The purchase price was $1,389, consisting of:

•                                          Cash consideration of $545 paid upon closing;

•                                          Contingent consideration valued at $844: the Group agreed to pay the selling shareholders of Horizon up to $700 based on the actual 2010 audited gross profit of Horizon and an additional $700 based on the actual 2011 audited gross profit of Horizon. Horizon met the performance measures and the Group subsequently paid the selling shareholders of Horizon the contingent purchase consideration in March 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net current liabilities assumed:
Current assets	$920
Current liabilities	(1,338)
Total	$(418)

Intangible assets acquired:
Customer base	860	5.9 years
Goodwill	1,076
Deferred tax liability	(129)
Total	$1,807

Total consideration	$1,389

The Group believes that the acquisition will increase the Group’s scale, geographic presence and service offerings as well as expanding its capacities and ultimately become a significant source of the Group’s revenue growth.

The results of operations of Horizon have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Horizon assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$94,212	$146,579
Net income	6,288	11,604
Net income per share
- Basic	$0.07	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(c)                                  Echo Lane

On April 1, 2010, the Group acquired 100% equity interest in Echo Lane, a professional consulting service firm based in the U.S. with expertise in cloud computing.

The purchase price was $2,711, consisting of:

•                                           Cash consideration of $1,155 paid upon closing;

•                                           Contingent consideration valued at $1,556: the performance measures are based on the actual 2011 audited gross profit of Echo Lane with various parameters.  The Group is in the process of collating the actual results of the performance measures.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$829
Current liabilities	(414)
Total	$415

Intangible assets acquired:
Customer base	670	6.8 years
Goodwill	1,854
Deferred tax liability	(228)
Total	$2,296

Total consideration	$2,711

The Group believes that the acquisition will expand the Group’s business in cloud computing and increase the Group’s geographic presence and service offerings in North America.

The results of operations of Echo Lane have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Echo Lane assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$93,797	$147,152
Net income	7,567	11,878
Net income per share
- Basic	$0.09	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(d)                                 Insurance Systems Laboratory

On July 1, 2010, the Group acquired 100% equity interest in Insurance Systems Laboratory, a professional IT company based in Japan, for a total cash consideration of $2,174, which was paid in full upon closing.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,068
Current liabilities	(331)
Total	$737

Intangible assets acquired:
Customer base	380	5.5 years
Goodwill	1,217
Deferred tax liability	(160)
Total	$1,437

Total consideration	$2,174

The Group believes that the acquisition will expand the Group’s service offerings in the insurance industry and in Japan.

The results of operations of Insurance Systems Laboratory have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Insurance Systems Laboratory assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$96,413	$149,292
Net income	7,046	11,623
Net income per share
- Basic	$0.08	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(e)                                  Besure

On October 1, 2010, the Group acquired substantially all of the business and assets of Besure (“Besure Business”), a China-based IT services firm specializing in SAP consulting and implementation services.  Total consideration for the acquisition are payable in three tranches, as follows:

•                                          The first tranche of $2,500 was paid in cash in November, 2010;

•                                          The second tranche of $1,500 in cash, subject to an adjustment based on Besure Business’ financial performance in the fourth quarter of year 2010 was paid in March 2011;

•                                          The third tranche is cash consideration of $1,000, subject to an adjustment based on Besure Business’ financial performance in the fiscal year 2011, will be paid no later than March 31, 2012. Besure Business met the performance measures and the Group subsequently paid Besure the contingent purchase consideration in January 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer base	460	3.25 years
Trade name	810	5 years
Goodwill	3,463
Total	$4,733
Total consideration	$4,733

The Group believes that the acquisition will increase the Group’s scale and service offerings as well as expanding its capacities and ultimately become a significant source of the Group’s revenue growth.

The results of operations of Besure Business have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition Besure Business assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$97,748	$151,619
Net income	7,068	13,533
Net income per share
- Basic	$0.08	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(f)                                   Beans

On January 1, 2011, the Group acquired substantially all of the business and assets of Beans (“Beans Business”), a Singapore-based research and development service provider.  The total consideration of $2,042 consists of:

•                                          Cash consideration of $574 in cash paid upon closing;

•                                          Contingent consideration valued at $1,468: the Group agrees to pay Beans up to $1,787 by March 2013, subject to financial performance of Beans Business in fiscal year 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115
Total	$2,042
Total consideration	$2,042

The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

The results of operations of Beans Business have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Beans Business assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,665	$218,989
Net income	12,106	17,901
Net income per share
- Basic	$0.04	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(g)                                 Business team of China-based IT service firms

On February 1, 2011, the Group acquired a business team from certain China-based IT service firms (“Business Team”) that provide IT consulting services to clients in the BFSI industry.

The total cash consideration of $2,500 was paid in July 2011.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547
Total	$2,500
Total consideration	$2,500

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of the Business Team have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Business Team assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,079	$219,197
Net income	9,828	17,715
Net income per share
- Basic	$0.03	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(h)                                 NouvEON

On July 1, 2011, the Group acquired 100% equity interest in NouvEON, a U.S.-based IT consulting services firm.  The purchase price was $14,160, consisting of:

•                                          Cash consideration of $4,607 paid upon closing;

•                                          Cash consideration of $2,150 paid in October 2011;

•                                          Cash consideration of $150 indemnity holdback which will be paid a year after the acquisition;

•                                          Contingent consideration valued at $3,763: the Group agreed to pay the selling shareholders of NouvEON up to $4,158 in September 2012 based on financial results of NouvEON from July 1, 2011 to June 30, 2012;

•                                          Contingent consideration valued at $3,490: the Group agreed to pay the selling shareholders of NouvEON up to $4,183 in September 2013 based on financial results of NouvEON from July 1, 2012 to June 30, 2013.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)
Total	$(1,049)
Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)
Total	$15,209
Total consideration	$14,160

The Group believes that NouvEON’s value-driven expertise and tailored solutions combined with their strong domain expertise in financial services will greatly benefit the Group and the Group’s global client base.

The results of operations of NouvEON have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of NouvEON assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$159,380	$225,390
Net income	10,776	17,260
Net income per share
- Basic	$0.03	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including success fee and amortization of acquired intangible assets with finite lives, associated with the acquisition.  The nonrecurring success fee amounted to $450 and has been included in the determination of the pro forma net income for the year ended December 31, 2010.

(i)                                    Shanghai HURO

On October 1, 2011, the Group acquired 100% equity interest in Shanghai HURO, a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

The purchase price was $7,293, consisting of:

•                                          Cash consideration of $2,566 payable upon closing;

•                                          Cash consideration of $716 paid in January 2012;

•                                          Cash consideration valued at $1,354: the Group agreed to pay the selling shareholders of Shanghai HURO up to $1,554 in December 2012 based on the financial performance of Shanghai HURO in the period from October 1, 2011 to September 30, 2012;

•                                          Cash consideration valued at $1,453: the Group agreed to pay the selling shareholders of Shanghai HURO up to $1,863 in December 2013 based on the financial performance of Shanghai HURO from October 1, 2012 to September 30, 2013;

•                                          Cash consideration valued at $1,204, the Group agreed to pay the selling shareholders of Shanghai HURO up to $1,723 in December 2014 based on the financial performance of Shanghai HURO from October 1, 2013 to September 30, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)
Total	$550
Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 years
Trade name	1,425	Indefinite
Non-compete clause	359	5 years
Goodwill	3,361
Deferred tax liability	(597)
Total	$6,743
Total consideration	$7,293

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of Shanghai HURO have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Shanghai HURO assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$151,735	$222,856
Net income	11,541	17,514
Net income per share
- Basic	$0.04	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(j)                                    Other acquisitions

The Group also made following insignificant acquisitions during the year ended December 31, 2011:

•                                          On April 1, 2011, the Group acquired substantially all of the business and assets of iConnect (“iConnect Business”), a U.S.-based development and testing services provider, with consideration of:

•                                         Cash consideration of $400 paid upon closing;

•                                         Contingent consideration up to $306 which will be paid to iConnect based on the financial performance of iConnect Business in fiscal year 2011. iConnect Business met the performance measures and the Group subsequently paid iConnect the contingent purchase consideration in February 2012.

•                                          On April 1, 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong (“Shanghai Yuetong Business”), a China-based development and testing services provider, with consideration of:

•                                         Cash consideration of $600 paid upon closing;

•                                         Contingent consideration up to $459 which will be paid to Shanghai Yuetong based on the financial performance of Shanghai Yuetong Business in fiscal year 2011.  In March 2012, the Company determined that the performance targets have been met.

•                                          On June 1, 2011, the Group acquired substantially all of the business and assets of Ascent (“Ascent Business”), a China-based professional technical training services provider, with consideration of:

•                                         Cash consideration of $245 paid upon closing;

•                                         Contingent consideration up to $65 which will be paid to Ascent based on the financial performance of Ascent Business from July 2011 to June 2013;

•                                         Contingent consideration up to $162 which will be paid to Ascent based on the financial performance of Ascent Business from July 2013 to June 2014.